Commitments and Contingencies - Additional information (Detail)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Loss Contingencies [Line Items]
Commitment related to acquisition of fixed assets	$ 810,744	4,098,000
Unrecognized tax benefit	$ 23,700,000	143,473,000	143,473,000	143,473,000	143,473,000